Investment Securities	12 Months Ended
Dec. 31, 2019
Investment Securities and Equity Securities with Readily Determinable Fair Values

(2) Investment Securities

The amortized cost and estimated fair value by type of investment security at December 31, 2019 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400
Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale Debt Securities
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,285,623	$16,534	$(16,609)	$3,285,548	$3,285,548
Obligations of states and political subdivisions	90,447	2,933	(5)	93,375	93,375
Total investment securities	$3,376,070	$19,467	$(16,614)	$3,378,923	$3,378,923

(1)	Included in the carrying value of residential mortgage- backed securities are $571,247 of mortgage-backed securities issued by Ginnie Mae and $2,714,301 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

The amortized cost and estimated fair value of investment securities at December 31, 2019, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value
	(Dollars in Thousands)
Due in one year or less	$1,075	$1,075	$—	$—
Due after one year through five years	1,325	1,325	—	—
Due after five years through ten years	—	—	2,241	2,249
Due after ten years	—	—	88,206	91,126
Residential mortgage-backed securities	—	—	3,285,623	3,285,548
Total investment securities	$2,400	$2,400	$3,376,070	$3,378,923

The amortized cost and estimated fair value by type of investment security at December 31, 2018 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$1,200	$—	$—	$1,200	$1,200
Total investment securities	$1,200	$—	$—	$1,200	$1,200

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,295,366	$6,813	$(79,169)	$3,223,010	$3,223,010
Obligations of states and political subdivisions	185,799	2,646	(105)	188,340	188,340
Total investment securities	$3,481,165	$9,459	$(79,274)	$3,411,350	$3,411,350

(1)	Included in the carrying value of residential mortgage- backed securities are $501,293 of mortgage-backed securities issued by Ginnie Mae, $2,721,717 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

Residential mortgage-backed securities are securities issued by Freddie Mac, Fannie Mae, Ginnie Mae or non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U.S. government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. government; however, we believe that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae and Freddie Mac are rated consistently as AAA rated securities.

The amortized cost and fair value of available for sale investment securities pledged to qualify for fiduciary powers, to secure public monies as required by law, repurchase agreements and short-term fixed borrowings was $856,135,000 and $855,141,000, respectively, at December 31, 2019.

Proceeds from the sale and call of securities available-for-sale were $94,585,000, $59,782,000 and $396,066,000 during 2019, 2018 and 2017, respectively, which amounts included $0, $0 and $377,756,000 of mortgage-backed securities. Gross gains of $3,000, $3,000 and $1,186,000, and gross losses of $15,000, $144,000 and $5,960,000 were realized on the sales in 2019, 2018 and 2017, respectively.

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2019 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$523,031	$(2,269)	$1,448,109	$(14,340)	$1,971,140	$(16,609)
Obligations of states and political subdivisions	766	(5)	—	—	766	(5)
	$523,797	$(2,274)	$1,448,109	$(14,340)	$1,971,906	$(16,614)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2018 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$208,384	$(2,124)	$2,537,181	$(77,045)	$2,745,565	$(79,169)
Obligations of states and political subdivisions	12,756	(99)	512	(6)	13,268	(105)
	$221,140	$(2,223)	$2,537,693	$(77,051)	$2,758,833	$(79,274)

The unrealized losses on investments in residential mortgage-backed securities are primarily caused by changes in market interest rates. Residential mortgage-backed securities are primarily securities issued by Freddie Mac, Fannie Mae and Ginnie Mae. The contractual cash obligations of the securities issued by Ginnie Mae are fully guaranteed by the U.S. government. The contractual cash obligations of the securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. government; however, we believe that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae and Freddie Mac are rated consistently as AAA rated securities. The decrease in fair value on residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae is due to market interest rates. We have no intent to sell and more likely than not be required to sell before a market price recovery or maturity of the securities; therefore, it is our conclusion that the investments in residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae are not considered other-than-temporarily impaired. The unrealized losses on investments in other securities are caused by fluctuations in market interest rates. The underlying cash obligations of the securities are guaranteed by the entity underwriting the debt instrument. We believe that the entity issuing the debt will honor its interest payment schedule, as well as the full debt at maturity. We purchased the securities for their economic value. The decrease in fair value is primarily due to market interest rates and not other factors, and because we have no intent to sell and will more likely than not be required to sell before a market price recovery or maturity of the securities, it is our conclusion that the investments are not considered other-than-temporarily impaired.

Equity securities with readily determinable fair values consist primarily of Community Reinvestment Act funds. At December 31, 2019 and December 31, 2018, the balance in equity securities with readily determinable fair values recorded at fair value were $6,095,000 and $5,937,000, respectively. Prior to January 1, 2018, the equity securities were included in available-for-sale securities, with the related unrealized gain or loss recorded as a component of other comprehensive income (loss). The following is a summary of unrealized and realized gains and losses recognized in net income on equity securities during the twelve months ended December 31, 2019 and December  31, 2018:

Year Ended
December 31, 2019
(Dollars in Thousands)

Net gains recognized during the period on equity securities	$158
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized gains recognized during the reporting period on equity securities still held at the reporting date	$158

Year Ended
December 31, 2018
(Dollars in Thousands)

Net losses recognized during the period on equity securities	$(388)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(388)